Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of current and deferred portions of income tax (benefits)/expenses

	Years ended December 31,
(In thousands)	2022	2023	2024
Current income tax expenses	4,450	4,559	7,048
Deferred income tax benefits	(382)	(428)	(10,068)
Income tax expenses/(benefits)	4,068	4,131	(3,020)

Schedule of aggregate amount and per share effect of the tax holidays

	Years ended December 31,
	2022	2023	2024
Aggregate dollar effect (in thousands)	5,243	5,121	484
Per share effect—basic	0.02	0.02	0.00
Per share effect—diluted	0.02	0.02	0.00

Schedule of reconciliation of total tax expenses/(benefits)

	Years ended December 31,
(In thousands)	2022	2023	2024
Income tax expenses/(benefits) at statutory rate of 25% (based on statutory tax rate applicable to enterprises in the PRC)	5,047	3,965	(589)
Effects of different tax rates in different jurisdictions	1,640	1,615	(209)
Non-deductible expenses	468	306	3,239
Effect of Super Deduction	(2,594)	(3,609)	(3,600)
Effect of tax holidays and tax concessions on taxable income of subsidiaries incorporated in the PRC	(5,243)	(5,121)	(484)
Tax benefit from investment loss in a liquidating subsidiary of the VIE	—	—	(9,706)
Change in valuation allowance of deferred tax assets	4,709	7,170	8,190
Others	41	(195)	139
Income tax expenses/(benefits)	4,068	4,131	(3,020)

Schedule of changes in deferred tax asset and liabilities balances

(In thousands)	December 31, 2023	December 31, 2024
Deferred tax assets:
Net operating losses carried forward	49,921	57,516
Investment loss in a liquidating subsidiary of the VIE	—	9,598
Allowance for current expected credit losses	1,071	1,201
Impairment of long-term equity investments	493	485
Accruals and others	861	1,609
Valuation allowance	(51,868)	(59,421)
Total deferred tax assets, net of valuation allowance	478	10,988
Set-off provisions	—	(460)
Deferred tax assets, net	478	10,528

Deferred tax liabilities:
Acquired intangible assets	(513)	(905)
Others	—	(709)
Total deferred tax liabilities	(513)	(1,614)
Set-off provisions	—	460
Deferred tax liabilities, net	(513)	(1,154)

Schedule of Movement of valuation allowance

	Years ended December 31,
(In thousands)	2022	2023	2024
Beginning balance	45,580	47,223	51,868
Additions	5,931	7,406	8,487
Reversals	(1,222)	(236)	(297)
Exchange difference	(3,066)	(2,525)	(637)
Ending balance	47,223	51,868	59,421